Fair Value Measurements - Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Measurements
Held-to-maturity debt securities	¥ 61,549,143	$ 9,432,819	¥ 34,481,053
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Held-to-maturity debt securities	61,549,143		34,481,053
Held-to-maturity debt securities	4,315,096
Convertible bonds	¥ 40,760,994		¥ 8,037,280